EQUITY AND EARNINGS PER SHARE - OUTSTANDING OPTIONS SUMMARY (Details 1)	Sep. 30, 2013	May 15, 2013
Stock Options outstanding	21,035,062
The Manager
Stock Options outstanding	17,893,795	21,500,000
The Manager's Employees
Stock Options outstanding	3,129,267
Independent Directors
Stock Options outstanding	12,000
Total Affiliates
Stock Options outstanding	21,035,062